38. TRANSACTIONS THAT DO NOT INVOLVE CASH OR CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Transactions That Do Not Involve Cash Or Cash Equivalents
TRANSACTIONS THAT DO NOT INVOLVE CASH OR CASH EQUIVALENTS

The following transactions did not involve cash or cash equivalents during the year ended December 31, 2018:

(i)	Capitalized interest arising from loans: To the year ended December 31, 2018, amounted to R$19.6 (R$33.6 in the same period of the previous year); The amount related to discontinued operations is R$12.4 on December 31, 2018 (R$1.8 at December 31, 2017); and

(ii)	Addition of financial lease: To the year ended December 31, 2018, amounted to R$48.8 (R$117.3 in the same period of the previous year);